Derivative Financial Instruments - Fair value of derivative assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value of the derivative assets and liabilities
Derivative financial instruments-current assets	$ 2,440
Derivative financial instruments-non-current assets	1,136
Derivative financial instruments-current liability		$ 5,184
Derivative financial instruments-non-current liability		4,061
Financial assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current assets	2,440
Derivative financial instruments-non-current assets	1,136
Derivative asset	3,576
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative asset	$ 3,576
Financial liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments-current liability		5,184
Derivative financial instruments-non-current liability		4,061
Derivative liability		9,245
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Derivative liability		$ 9,245